ACCRUED EXPENSES AND CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND CURRENT LIABILITIES
ACCRUED EXPENSES AND CURRENT LIABILITIES

7.              ACCRUED EXPENSES AND CURRENT LIABILITIES

Accrued expenses and current liabilities consisted of the following:

	At December 31
	2009	2010	2011
	$	$	$

Payroll and Welfare payables	7,079,882	11,251,059	26,067,216
Advance from customers	11,940,553	13,222,208	57,252,788
Derivatives	—	15,988,091	1,271,592
Accrued expenses	22,200,930	30,078,924	28,545,383
Other payables	7,342,713	11,788,673	21,483,674
Total	48,564,078	82,328,955	134,620,653